UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

October 31, 2004

EQU-QTLY-1204

1.809096.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	1,373,650	$25,220
Automobiles - 0.4%
Toyota Motor Corp. ADR	1,075,800	83,471
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment, Inc. (a)	5,914,700	105,873
McDonald's Corp.	5,885,200	171,554
Six Flags, Inc. (a)	1,479,486	7,457
Wendy's International, Inc.	248,400	8,289
		293,173
Household Durables - 1.1%
Koninklijke Philips Electronics NV (NY Shares)	1,391,200	33,138
LG Electronics, Inc.	538,450	30,398
Maytag Corp.	3,116,820	54,233
Newell Rubbermaid, Inc.	3,992,300	86,074
Sony Corp. sponsored ADR	1,319,100	45,971
The Stanley Works	396,400	17,648
		267,462
Media - 5.8%
Clear Channel Communications, Inc.	6,213,000	207,514
Comcast Corp. Class A (a)	6,506,837	191,952
Fox Entertainment Group, Inc. Class A (a)	1,039,300	30,826
Liberty Media Corp. Class A (a)	8,932,256	79,676
Liberty Media International, Inc. Class A (a)	1,410,119	50,835
The Reader's Digest Association, Inc. (non-vtg.)	2,759,029	38,847
Time Warner, Inc. (a)	16,348,090	272,032
Viacom, Inc. Class B (non-vtg.)	8,891,719	324,459
Vivendi Universal SA sponsored ADR (a)	2,074,600	56,906
Walt Disney Co.	6,342,210	159,951
		1,412,998
Multiline Retail - 0.4%
Big Lots, Inc. (a)	4,240,900	52,545
Dollar Tree Stores, Inc. (a)	149,100	4,309
Family Dollar Stores, Inc.	149,100	4,406
Sears, Roebuck & Co.	1,032,700	36,145
		97,405
Specialty Retail - 0.7%
Abercrombie & Fitch Co. Class A	1,486,100	58,225
Gap, Inc.	2,912,400	58,190
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	419,200	$6,787
Toys 'R' Us, Inc. (a)	2,939,200	52,935
		176,137
Textiles Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	1,423,000	58,172
TOTAL CONSUMER DISCRETIONARY		2,414,038
CONSUMER STAPLES - 5.7%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	1,914,900	95,649
Food & Staples Retailing - 1.1%
Albertsons, Inc.	1,653,100	37,707
CVS Corp.	3,007,000	130,684
Wal-Mart Stores, Inc.	2,074,400	111,852
		280,243
Food Products - 1.0%
Campbell Soup Co.	493,900	13,256
General Mills, Inc.	495,300	21,917
H.J. Heinz Co.	637,980	23,191
Kellogg Co.	440,300	18,933
Kraft Foods, Inc. Class A	2,128,500	70,900
Unilever PLC sponsored ADR	2,608,200	88,914
		237,111
Household Products - 1.8%
Colgate-Palmolive Co.	4,268,900	190,478
Kimberly-Clark Corp.	2,684,200	160,166
Procter & Gamble Co.	1,607,600	82,277
		432,921
Personal Products - 0.7%
Gillette Co.	4,121,500	170,960
Tobacco - 0.7%
Altria Group, Inc.	3,525,800	170,860
TOTAL CONSUMER STAPLES		1,387,744
ENERGY - 11.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	3,170,300	135,784
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	1,238,255	$63,151
Halliburton Co.	1,628,500	60,320
Noble Corp. (a)	1,888,580	86,270
Schlumberger Ltd. (NY Shares)	4,087,300	257,255
		602,780
Oil & Gas - 8.9%
Apache Corp.	1,453,610	73,698
BP PLC sponsored ADR	5,687,204	331,280
ChevronTexaco Corp.	5,836,682	309,694
Exxon Mobil Corp.	16,095,474	792,219
Royal Dutch Petroleum Co. (NY Shares)	1,532,500	83,123
Total SA:
Series B	893,343	186,316
sponsored ADR	3,821,703	398,527
		2,174,857
TOTAL ENERGY		2,777,637
FINANCIALS - 29.8%
Capital Markets - 4.7%
Bank of New York Co., Inc.	7,310,334	237,293
Charles Schwab Corp.	13,627,900	124,695
Credit Suisse Group sponsored ADR	1,678,400	57,519
Janus Capital Group, Inc.	5,294,300	80,738
LaBranche & Co., Inc. (a)	1,167,500	8,278
Mellon Financial Corp.	3,945,000	114,011
Merrill Lynch & Co., Inc.	3,788,500	204,352
Morgan Stanley	4,683,960	239,304
Nomura Holdings, Inc.	4,203,000	51,151
State Street Corp.	890,800	40,131
		1,157,472
Commercial Banks - 7.6%
Bank of America Corp.	17,882,216	800,934
Comerica, Inc.	1,644,739	101,168
Lloyds Tsb Group PLC	5,140,501	40,714
Royal Bank of Scotland Group PLC	1,435,009	42,325
State Bank of India	1,013,632	10,603
Sumitomo Mitsui Financial Group, Inc.	8,885	57,843
U.S. Bancorp, Delaware	5,610,402	160,514
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	6,902,952	$339,694
Wells Fargo & Co.	5,121,268	305,842
		1,859,637
Consumer Finance - 1.4%
American Express Co.	3,837,700	203,667
MBNA Corp.	3,309,100	84,812
MoneyGram International, Inc.	2,420,509	45,021
		333,500
Diversified Financial Services - 5.7%
CIT Group, Inc.	2,517,400	101,703
Citigroup, Inc.	15,278,385	677,902
J.P. Morgan Chase & Co.	15,972,049	616,521
		1,396,126
Insurance - 7.4%
ACE Ltd.	5,382,427	204,855
Allianz AG sponsored ADR	2,574,300	27,416
Allstate Corp.	4,860,300	233,732
American International Group, Inc.	9,824,957	596,473
Assurant, Inc.	624,300	16,844
Conseco, Inc. (a)	1,723,800	28,891
Fondiaria-Sai Spa	1,223,320	28,226
Genworth Financial, Inc. Class A	2,497,100	59,581
Hartford Financial Services Group, Inc.	2,534,400	148,212
Marsh & McLennan Companies, Inc.	1,440,600	39,847
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	279,685	27,445
Old Republic International Corp.	1,191,500	27,822
St. Paul Travelers Companies, Inc.	5,837,290	198,234
The Chubb Corp.	1,281,400	92,427
XL Capital Ltd. Class A	843,400	61,147
		1,791,152
Real Estate - 0.1%
CarrAmerica Realty Corp.	436,800	14,078
Reckson Associates Realty Corp.	443,900	13,472
		27,550
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	6,630,200	465,109
Freddie Mac	1,602,900	106,753
Housing Development Finance Corp. Ltd.	2,557,300	36,124
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MGIC Investment Corp.	447,600	$28,785
Sovereign Bancorp, Inc.	2,922,300	63,268
		700,039
TOTAL FINANCIALS		7,265,476
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	7,224,000	222,210
PerkinElmer, Inc.	1,242,100	25,513
Thermo Electron Corp. (a)	2,485,600	72,082
		319,805
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	1,424,600	66,600
HCA, Inc.	765,200	28,106
McKesson Corp.	2,826,200	75,346
Tenet Healthcare Corp. (a)	4,907,900	52,613
UnitedHealth Group, Inc.	764,400	55,343
		278,008
Pharmaceuticals - 5.2%
Abbott Laboratories	1,920,100	81,854
Bristol-Myers Squibb Co.	5,692,500	133,375
GlaxoSmithKline PLC sponsored ADR	982,900	41,675
Johnson & Johnson	4,765,700	278,222
Merck & Co., Inc.	5,894,500	184,557
Pfizer, Inc.	8,208,800	237,645
Schering-Plough Corp.	8,561,600	155,051
Wyeth	3,728,500	147,835
		1,260,214
TOTAL HEALTH CARE		1,858,027
INDUSTRIALS - 12.1%
Aerospace & Defense - 3.6%
Bombardier, Inc. Class B (sub. vtg.)	10,481,900	24,099
EADS NV	3,468,969	99,217
Honeywell International, Inc.	6,814,550	229,514
Lockheed Martin Corp.	3,264,600	179,847
Northrop Grumman Corp.	2,052,940	106,240
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	1,657,006	$60,448
The Boeing Co.	2,096,800	104,630
United Technologies Corp.	859,280	79,758
		883,753
Air Freight & Logistics - 0.1%
Ryder System, Inc.	677,300	33,933
Airlines - 0.2%
Southwest Airlines Co.	3,659,200	57,706
Commercial Services & Supplies - 0.4%
Waste Management, Inc.	2,929,400	83,429
Construction & Engineering - 0.2%
Fluor Corp.	826,300	38,373
Electrical Equipment - 0.3%
Emerson Electric Co.	1,245,600	79,781
Industrial Conglomerates - 3.8%
3M Co.	744,600	57,759
General Electric Co.	9,914,700	338,290
Hutchison Whampoa Ltd.	5,878,000	45,121
Siemens AG sponsored ADR	564,400	42,183
Textron, Inc.	1,962,700	133,758
Tyco International Ltd.	9,721,140	302,814
		919,925
Machinery - 2.5%
Caterpillar, Inc.	1,172,200	94,409
Deere & Co.	443,900	26,536
Dover Corp.	1,952,600	76,679
Eaton Corp.	539,800	34,520
Illinois Tool Works, Inc.	406,400	37,503
Ingersoll-Rand Co. Ltd. Class A	2,450,746	167,729
Navistar International Corp. (a)	1,161,400	40,126
SPX Corp.	3,583,700	137,435
		614,937
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	3,056,200	127,780
Union Pacific Corp.	1,856,700	116,916
		244,696
TOTAL INDUSTRIALS		2,956,533
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.7%
Lucent Technologies, Inc. (a)	10,924,000	$38,780
Motorola, Inc.	5,529,900	95,446
Nokia Corp. sponsored ADR	2,712,100	41,821
		176,047
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	8,898,561	166,047
International Business Machines Corp.	2,001,700	179,653
Storage Technology Corp. (a)	1,628,700	44,007
Sun Microsystems, Inc. (a)	9,038,400	40,944
		430,651
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	991,000	24,834
Arrow Electronics, Inc. (a)	1,815,500	43,499
Avnet, Inc. (a)	3,641,100	61,753
Solectron Corp. (a)	12,686,900	66,226
		196,312
IT Services - 0.1%
Ceridian Corp. (a)	1,782,800	30,753
Office Electronics - 0.3%
Xerox Corp. (a)	4,253,600	62,826
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	1,833,400	73,813
Applied Materials, Inc. (a)	496,200	7,989
Intel Corp.	4,719,500	105,056
Micron Technology, Inc. (a)	4,199,700	51,152
Rohm Co. Ltd.	335,400	34,480
Samsung Electronics Co. Ltd.	137,750	54,079
Teradyne, Inc. (a)	247,800	4,104
		330,673
Software - 1.0%
Microsoft Corp.	8,635,800	241,716
TOTAL INFORMATION TECHNOLOGY		1,468,978
MATERIALS - 6.5%
Chemicals - 2.6%
Arch Chemicals, Inc.	1,074,350	30,458
Dow Chemical Co.	5,044,200	226,686
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	1,076,200	$51,087
Ferro Corp.	840,700	17,714
Great Lakes Chemical Corp.	1,470,200	37,667
Hercules Trust II unit	31,600	26,369
Lubrizol Corp.	493,100	17,125
Lyondell Chemical Co.	3,110,962	71,490
Millennium Chemicals, Inc. (a)	2,092,757	44,952
Olin Corp.	1,851,700	34,627
PolyOne Corp. (a)	2,710,100	20,515
Praxair, Inc.	1,540,260	64,999
		643,689
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	5,749,421	99,810
Metals & Mining - 2.1%
Alcan, Inc.	2,195,200	101,572
Alcoa, Inc.	6,590,776	214,200
Freeport-McMoRan Copper & Gold, Inc. Class B	1,866,830	67,617
Phelps Dodge Corp.	1,310,100	114,686
		498,075
Paper & Forest Products - 1.4%
Bowater, Inc.	883,800	32,559
Georgia-Pacific Corp.	3,108,090	107,509
International Paper Co.	2,310,300	88,970
Weyerhaeuser Co.	1,708,000	106,989
		336,027
TOTAL MATERIALS		1,577,601
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.1%
BellSouth Corp.	12,261,201	327,006
Level 3 Communications, Inc. (a)	1,480,300	4,974
Qwest Communications International, Inc. (a)	7,107,600	24,308
SBC Communications, Inc.	16,553,544	418,143
Sprint Corp.	2,664,600	55,823
Verizon Communications, Inc.	10,103,644	395,052
		1,225,306
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	1,267,000	$19,398
KDDI Corp.	6,845	32,985
		52,383
TOTAL TELECOMMUNICATION SERVICES		1,277,689
UTILITIES - 3.0%
Electric Utilities - 1.7%
Entergy Corp.	1,800,500	117,681
FirstEnergy Corp.	1,287,000	53,192
PG&E Corp. (a)	904,200	28,971
TXU Corp.	1,619,461	99,143
Wisconsin Energy Corp.	3,245,900	105,946
		404,933
Multi-Utilities & Unregulated Power - 1.3%
Dominion Resources, Inc.	2,993,900	192,568
Public Service Enterprise Group, Inc.	2,484,300	105,806
SCANA Corp.	335,900	12,462
		310,836
TOTAL UTILITIES		715,769
TOTAL COMMON STOCKS (Cost $18,827,944)		23,699,492
Convertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	863,700	20,038
Series C, 6.25%	577,800	15,364
		35,402
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	821,600	16,925
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	956,400	0
TOTAL CONSUMER DISCRETIONARY		52,327
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.5%
Capital Markets - 0.1%
State Street Corp. 6.75%	56,800	$11,827
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	976,600	48,814
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	323,900	7,527
The Chubb Corp.:
7.00%	363,600	10,194
Series B, 7.00%	274,000	7,741
Travelers Property Casualty Corp. 4.50%	500,000	11,012
XL Capital Ltd. 6.50%	914,100	21,884
		58,358
TOTAL FINANCIALS		118,999
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 7.00%	343,300	17,642
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	429,200	21,985
TOTAL HEALTH CARE		39,627
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc. 7.00%	918,300	45,363
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	328,778	43,363
TOTAL INFORMATION TECHNOLOGY		88,726
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $303,612)		299,679
Corporate Bonds - 0.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$25,420	$14,140
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (e)	24,460	22,320
News America, Inc. liquid yield option note 0% 2/28/21 (e)	49,080	28,344
		50,664
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09	19,340	24,682
J. Baker, Inc. 7% 6/1/49 (d)	13,300	0
		24,682
TOTAL CONSUMER DISCRETIONARY		89,486
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (e)	5,734	5,564
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	11,000	10,794
TOTAL FINANCIALS		16,358
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
ADT Operations, Inc. liquid yield option note 0% 7/6/10	19,295	32,666
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	11,750	17,694
TOTAL INDUSTRIALS		50,360
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	1,230	683
TOTAL CONVERTIBLE BONDS		156,887
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	$133	$156
TOTAL CORPORATE BONDS (Cost $148,940)		157,043
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 1.79% (b)	139,866,993	139,867
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	20,498,450	20,498
TOTAL MONEY MARKET FUNDS (Cost $160,365)		160,365
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $19,440,861)		24,316,579
NET OTHER ASSETS - 0.2%		52,385
NET ASSETS - 100%		$24,368,964
Security Type Abbreviations
PIERS-Preferred Income Equity Redeemable Securities
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c)Includes investment made with cash collateral received from securities on loan.
(d)Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $56,228,000 or 0.2% of net assets.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $19,452,111,000. Net unrealized appreciation aggregated $4,864,468,000, of which $6,428,654,000 related to appreciated investment securities and $1,564,186,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Structured Large Cap Growth Fund

October 31, 2004

LCG-QTLY-1204

1.809091.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Household Durables - 8.9%
D.R. Horton, Inc.	31,100	$933,000
Harman International Industries, Inc.	2,900	348,522
KB Home	11,400	937,650
M.D.C. Holdings, Inc.	10,700	821,225
Ryland Group, Inc.	4,000	381,560
		3,421,957
Multiline Retail - 0.6%
Target Corp.	5,000	250,100
Specialty Retail - 4.3%
Aeropostale, Inc. (a)	13,800	435,390
American Eagle Outfitters, Inc.	19,100	780,808
Urban Outfitters, Inc. (a)	10,200	418,200
		1,634,398
Textiles Apparel & Luxury Goods - 1.4%
Timberland Co. Class A (a)	8,500	521,900
TOTAL CONSUMER DISCRETIONARY		5,828,355
CONSUMER STAPLES - 11.7%
Beverages - 0.0%
PepsiCo, Inc.	100	4,958
Food & Staples Retailing - 5.4%
BJ's Wholesale Club, Inc. (a)	5,300	153,859
Costco Wholesale Corp.	19,300	925,242
Wal-Mart Stores, Inc.	18,300	986,736
		2,065,837
Food Products - 3.7%
Corn Products International, Inc.	7,900	388,680
Kellogg Co.	3,100	133,300
Pilgrims Pride Corp. Class B	11,700	316,368
Smithfield Foods, Inc. (a)	12,100	293,183
Tyson Foods, Inc. Class A	19,700	285,650
		1,417,181
Personal Products - 2.6%
Avon Products, Inc.	2,500	98,875
Gillette Co.	21,100	875,228
		974,103
TOTAL CONSUMER STAPLES		4,462,079
ENERGY - 1.6%
Oil & Gas - 1.6%
ChevronTexaco Corp.	2,700	143,262
Exxon Mobil Corp.	4,700	231,334
Sunoco, Inc.	2,200	163,592
Tesoro Petroleum Corp. (a)	2,000	60,560
		598,748

	Shares	Value
FINANCIALS - 8.3%
Commercial Banks - 0.7%
Wachovia Corp.	5,900	$290,339
Consumer Finance - 2.4%
MBNA Corp.	36,400	932,932
Insurance - 2.8%
ACE Ltd.	16,700	635,602
MetLife, Inc.	11,200	429,520
		1,065,122
Thrifts & Mortgage Finance - 2.4%
Countrywide Financial Corp.	28,500	910,005
TOTAL FINANCIALS		3,198,398
HEALTH CARE - 22.7%
Biotechnology - 2.6%
Cephalon, Inc. (a)	7,600	362,292
Invitrogen Corp. (a)	11,100	642,690
		1,004,982
Health Care Equipment & Supplies - 6.1%
Bausch & Lomb, Inc.	6,100	371,856
Guidant Corp.	10,400	692,848
Kinetic Concepts, Inc.	8,600	428,538
Medtronic, Inc.	5,900	301,549
Mine Safety Appliances Co.	4,200	158,424
ResMed, Inc. (a)	4,900	230,300
Waters Corp. (a)	3,300	136,257
		2,319,772
Health Care Providers & Services - 8.6%
Aetna, Inc.	9,400	893,000
CIGNA Corp.	8,400	533,064
Coventry Health Care, Inc. (a)	16,200	662,580
Laboratory Corp. of America Holdings (a)	15,500	709,900
UnitedHealth Group, Inc.	6,905	499,922
		3,298,466
Pharmaceuticals - 5.4%
Johnson & Johnson	14,200	828,996
Pfizer, Inc.	22,460	650,217
Sepracor, Inc. (a)	12,800	587,904
		2,067,117
TOTAL HEALTH CARE		8,690,337
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.9%
The Boeing Co.	14,300	713,570
Building Products - 2.2%
Masco Corp.	24,200	829,092
Industrial Conglomerates - 1.7%
Tyco International Ltd.	21,500	669,725
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.3%
Briggs & Stratton Corp.	1,600	$114,896
Road & Rail - 1.9%
J.B. Hunt Transport Services, Inc.	18,305	747,942
TOTAL INDUSTRIALS		3,075,225
INFORMATION TECHNOLOGY - 27.7%
Communications Equipment - 4.4%
Cisco Systems, Inc. (a)	31,300	601,273
Motorola, Inc.	24,500	422,870
QUALCOMM, Inc.	15,600	652,236
		1,676,379
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	19,200	1,008,576
International Business Machines Corp.	7,000	628,250
		1,636,826
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (a)	57,762	800,004
Yahoo!, Inc. (a)	34,420	1,245,660
		2,045,664
Office Electronics - 1.3%
Xerox Corp. (a)	32,300	477,071
Semiconductors & Semiconductor Equipment - 8.8%
Analog Devices, Inc.	10,700	430,782
Applied Materials, Inc. (a)	9,500	152,950
Intel Corp.	37,000	823,620
Lam Research Corp. (a)	37,500	976,125
Marvell Technology Group Ltd. (a)	10,600	302,842
Micron Technology, Inc. (a)	15,100	183,918
Silicon Storage Technology, Inc. (a)	67,100	499,895
		3,370,132
Software - 3.6%
Microsoft Corp.	27,400	766,926
Oracle Corp. (a)	9,000	113,940
Parametric Technology Corp. (a)	96,800	502,392
		1,383,258
TOTAL INFORMATION TECHNOLOGY		10,589,330
MATERIALS - 1.2%
Metals & Mining - 1.2%
Nucor Corp.	1,000	42,230
Phelps Dodge Corp.	4,700	411,438
		453,668

	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
Nextel Communications, Inc. Class A (a)	11,200	$296,688
Western Wireless Corp. Class A (a)	5,500	160,270
		456,958
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	4,600	50,140
TOTAL COMMON STOCKS (Cost $34,572,661)		37,403,238
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 1.79% (b) (Cost $1,548,896)	1,548,896	1,548,896
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $36,121,557)	38,952,134
NET OTHER ASSETS - (1.8)%	(672,593)
NET ASSETS - 100%	$38,279,541
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $36,286,797. Net unrealized appreciation aggregated $2,665,337, of which $3,465,716 related to appreciated investment securities and $800,379 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Structured Mid Cap Growth Fund

October 31, 2004

MCG-QTLY-1204

1.809081.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 22.5%
Automobiles - 0.5%
Harley-Davidson, Inc.	5,200	$299,364
Hotels, Restaurants & Leisure - 4.6%
Buffalo Wild Wings, Inc.	4,300	123,840
Caesars Entertainment, Inc. (a)	12,800	229,120
Harrah's Entertainment, Inc.	2,700	158,004
International Game Technology	13,000	429,520
Mandalay Resort Group	4,300	295,840
Marriott International, Inc. Class A	5,700	310,593
MGM MIRAGE (a)	6,600	355,080
Penn National Gaming, Inc. (a)	7,900	328,087
Station Casinos, Inc.	7,100	361,745
Yum! Brands, Inc.	6,300	274,050
		2,865,879
Household Durables - 4.7%
Black & Decker Corp.	1,400	112,392
D.R. Horton, Inc.	23,900	717,000
Fortune Brands, Inc.	2,600	189,332
Harman International Industries, Inc.	5,400	648,972
KB Home	7,400	608,650
M.D.C. Holdings, Inc.	5,000	383,750
Ryland Group, Inc.	3,100	295,709
		2,955,805
Internet & Catalog Retail - 0.5%
Coldwater Creek, Inc. (a)	13,000	299,260
Media - 4.2%
E.W. Scripps Co. Class A	2,600	124,072
Getty Images, Inc. (a)	2,000	118,260
Interpublic Group of Companies, Inc. (a)	18,900	231,714
McGraw-Hill Companies, Inc.	4,500	388,125
Navarre Corp. (a)	12,700	190,500
NTL, Inc. (a)	2,700	179,577
Omnicom Group, Inc.	5,000	394,500
R.H. Donnelley Corp. (a)	8,200	444,850
Univision Communications, Inc. Class A (a)	6,000	185,760
XM Satellite Radio Holdings, Inc. Class A (a)	12,600	407,232
		2,664,590
Multiline Retail - 0.4%
Dollar General Corp.	7,800	150,150
Nordstrom, Inc.	3,200	138,176
		288,326
Specialty Retail - 6.7%
Abercrombie & Fitch Co. Class A	7,800	305,604
Aeropostale, Inc. (a)	13,200	416,460
American Eagle Outfitters, Inc.	15,700	641,816
AnnTaylor Stores Corp. (a)	15,650	351,499
Bed Bath & Beyond, Inc. (a)	11,100	452,769
Chico's FAS, Inc. (a)	5,200	208,156

	Shares	Value
Foot Locker, Inc.	12,900	$314,760
Limited Brands, Inc.	10,100	250,278
Pacific Sunwear of California, Inc. (a)	4,000	93,760
RadioShack Corp.	15,600	466,908
TJX Companies, Inc.	3,700	88,726
Urban Outfitters, Inc. (a)	14,300	586,300
		4,177,036
Textiles Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	4,300	200,509
Timberland Co. Class A (a)	5,900	362,260
		562,769
TOTAL CONSUMER DISCRETIONARY		14,113,029
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 0.5%
SUPERVALU, Inc.	8,900	262,461
Whole Foods Market, Inc.	900	73,287
		335,748
Food Products - 1.4%
Corn Products International, Inc.	7,600	373,920
Pilgrims Pride Corp. Class B	6,200	167,648
Smithfield Foods, Inc. (a)	13,200	319,836
		861,404
Household Products - 0.2%
Clorox Co.	2,000	109,200
Personal Products - 1.1%
Avon Products, Inc.	6,300	249,165
Estee Lauder Companies, Inc. Class A	10,500	450,975
		700,140
TOTAL CONSUMER STAPLES		2,006,492
ENERGY - 4.9%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	10,600	453,998
BJ Services Co.	3,200	163,200
		617,198
Oil & Gas - 3.9%
Houston Exploration Co. (a)	8,000	468,800
Newfield Exploration Co. (a)	4,700	273,540
Quicksilver Resources, Inc. (a)	9,200	290,996
Sunoco, Inc.	7,900	587,444
Tesoro Petroleum Corp. (a)	19,800	599,544
Valero Energy Corp.	3,800	163,286
XTO Energy, Inc.	1,900	63,422
		2,447,032
TOTAL ENERGY		3,064,230
Common Stocks - continued
	Shares	Value
FINANCIALS - 8.4%
Capital Markets - 2.1%
American Capital Strategies Ltd.	9,300	$287,835
Legg Mason, Inc.	2,550	162,461
Northern Trust Corp.	16,700	710,418
T. Rowe Price Group, Inc.	2,700	150,579
		1,311,293
Commercial Banks - 1.4%
Comerica, Inc.	2,600	159,926
Synovus Financial Corp.	26,700	725,973
Westcorp	400	15,968
		901,867
Consumer Finance - 0.4%
Capital One Financial Corp.	3,500	258,160
Diversified Financial Services - 1.6%
Chicago Mercantile Exchange Holdings, Inc. Class A	1,500	263,595
CIT Group, Inc.	10,300	416,120
Moody's Corp.	4,100	319,021
		998,736
Insurance - 0.8%
ACE Ltd.	5,100	194,106
AMBAC Financial Group, Inc.	4,300	335,658
		529,764
Real Estate - 1.2%
Catellus Development Corp.	4,400	126,896
Host Marriott Corp.	20,600	299,730
Ventas, Inc.	11,100	298,590
		725,216
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	11,800	376,774
Fremont General Corp.	5,100	109,650
New York Community Bancorp, Inc.	3,200	58,752
		545,176
TOTAL FINANCIALS		5,270,212
HEALTH CARE - 17.8%
Biotechnology - 3.2%
Affymetrix, Inc. (a)	2,100	64,050
Celgene Corp. (a)	10,000	296,200
Cephalon, Inc. (a)	9,500	452,865
Genzyme Corp. - General Division (a)	7,500	393,525
Invitrogen Corp. (a)	11,400	660,060
MedImmune, Inc. (a)	4,400	125,048
		1,991,748
Health Care Equipment & Supplies - 5.6%
Bausch & Lomb, Inc.	7,900	481,584
Biomet, Inc.	8,000	373,440
C.R. Bard, Inc.	2,400	136,320
Dade Behring Holdings, Inc. (a)	9,000	506,610

	Shares	Value
Fisher Scientific International, Inc. (a)	2,352	$134,911
Kinetic Concepts, Inc.	8,400	418,572
Mine Safety Appliances Co.	11,800	445,096
ResMed, Inc. (a)	9,700	455,900
Respironics, Inc. (a)	2,500	127,725
Waters Corp. (a)	10,100	417,029
		3,497,187
Health Care Providers & Services - 5.7%
Aetna, Inc.	4,300	408,500
Anthem, Inc. (a)	1,000	80,400
Beverly Enterprises, Inc. (a)	17,700	153,813
CIGNA Corp.	5,000	317,300
Coventry Health Care, Inc. (a)	10,100	413,090
DaVita, Inc. (a)	5,050	149,581
eResearchTechnology, Inc. (a)	7,450	87,091
IMS Health, Inc.	9,600	203,328
Laboratory Corp. of America Holdings (a)	13,700	627,460
Lincare Holdings, Inc. (a)	10,500	385,980
Quest Diagnostics, Inc.	2,900	253,866
Sierra Health Services, Inc. (a)	7,500	357,900
UnitedHealth Group, Inc.	2,284	165,362
		3,603,671
Pharmaceuticals - 3.3%
Allergan, Inc.	4,500	322,020
Atrix Laboratories, Inc. (a)	6,500	201,370
Bone Care International, Inc. (a)	16,800	385,812
First Horizon Pharmaceutical Corp. (a)	7,400	181,892
Impax Laboratories, Inc. (a)	13,000	191,880
IVAX Corp. (a)	8,750	158,375
Sepracor, Inc. (a)	13,300	610,869
		2,052,218
TOTAL HEALTH CARE		11,144,824
INDUSTRIALS - 12.4%
Aerospace & Defense - 0.5%
L-3 Communications Holdings, Inc.	4,300	283,499
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	10,500	599,550
Building Products - 1.6%
American Standard Companies, Inc. (a)	12,200	446,154
Masco Corp.	16,400	561,864
		1,008,018
Commercial Services & Supplies - 5.5%
Avery Dennison Corp.	1,900	115,596
Copart, Inc. (a)	19,600	364,168
CoStar Group, Inc. (a)	8,000	322,960
Dun & Bradstreet Corp. (a)	4,200	237,552
H&R Block, Inc.	7,300	347,115
Korn/Ferry International (a)	19,400	337,560
Pitney Bowes, Inc.	2,800	122,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc.	10,200	$270,606
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	27,700	517,713
Teletech Holdings, Inc. (a)	42,200	422,000
The Brink's Co.	12,200	391,620
		3,449,390
Machinery - 2.4%
Briggs & Stratton Corp.	5,400	387,774
Cummins, Inc.	6,300	441,504
Terex Corp. (a)	7,500	285,000
Toro Co.	5,700	389,025
		1,503,303
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	18,300	747,738
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,700	149,121
TOTAL INDUSTRIALS		7,740,619
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 3.9%
Carrier Access Corp. (a)	72,400	640,016
Comverse Technology, Inc. (a)	16,300	336,432
Foundry Networks, Inc. (a)	10,000	121,300
JDS Uniphase Corp. (a)	45,300	143,601
Juniper Networks, Inc. (a)	12,200	324,642
Plantronics, Inc.	9,200	400,200
Research in Motion Ltd. (a)	5,400	475,995
		2,442,186
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	12,600	661,878
Brocade Communications Systems, Inc. (a)	11,100	75,369
Lexmark International, Inc. Class A (a)	5,000	415,550
NCR Corp. (a)	3,400	191,590
Network Appliance, Inc. (a)	11,100	271,617
QLogic Corp. (a)	4,100	133,250
		1,749,254
Electronic Equipment & Instruments - 2.1%
Amphenol Corp. Class A (a)	6,600	226,578
Avnet, Inc. (a)	20,600	349,376
FARO Technologies, Inc. (a)	11,200	278,320
Mettler-Toledo International, Inc. (a)	6,800	325,720
Sanmina-SCI Corp. (a)	14,500	116,000
Vishay Intertechnology, Inc. (a)	3,400	43,962
		1,339,956

	Shares	Value
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	41,800	$578,930
InfoSpace, Inc. (a)	10,200	535,500
		1,114,430
IT Services - 2.7%
Affiliated Computer Services, Inc. Class A (a)	11,000	600,050
Cognizant Technology Solutions Corp. Class A (a)	5,600	190,400
DST Systems, Inc. (a)	8,900	399,165
Paychex, Inc.	9,400	308,264
SunGard Data Systems, Inc. (a)	6,300	166,887
		1,664,766
Office Electronics - 0.5%
Xerox Corp. (a)	21,200	313,124
Semiconductors & Semiconductor Equipment - 6.6%
Altera Corp. (a)	15,800	359,134
Analog Devices, Inc.	4,400	177,144
Broadcom Corp. Class A (a)	4,900	132,545
Cree, Inc. (a)	8,800	303,688
Intersil Corp. Class A	7,200	117,504
KLA-Tencor Corp. (a)	8,500	387,005
Lam Research Corp. (a)	29,700	773,088
Marvell Technology Group Ltd. (a)	15,800	451,406
Microchip Technology, Inc.	7,200	217,800
Micron Technology, Inc. (a)	7,000	85,260
National Semiconductor Corp. (a)	15,400	257,180
Sigmatel, Inc. (a)	2,400	70,800
Silicon Laboratories, Inc. (a)	900	26,973
Silicon Storage Technology, Inc. (a)	89,200	664,540
Teradyne, Inc. (a)	5,200	86,112
		4,110,179
Software - 4.5%
Activision, Inc. (a)	17,000	246,160
Adobe Systems, Inc.	12,100	677,963
Autodesk, Inc.	4,300	226,825
Intuit, Inc. (a)	4,800	217,728
Macrovision Corp. (a)	13,300	359,632
Parametric Technology Corp. (a)	87,200	452,568
Sonic Solutions, Inc. (a)	10,800	214,380
THQ, Inc. (a)	24,100	455,490
		2,850,746
TOTAL INFORMATION TECHNOLOGY		15,584,641
MATERIALS - 2.8%
Chemicals - 0.8%
Ecolab, Inc.	4,000	135,400
Terra Industries, Inc. (a)	45,800	350,370
		485,770
Metals & Mining - 2.0%
Carpenter Technology Corp.	8,600	408,156
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Cleveland-Cliffs, Inc. (a)	2,200	$160,380
Freeport-McMoRan Copper & Gold, Inc. Class B	2,300	83,306
Metal Management, Inc. (a)	2,600	47,320
Nucor Corp.	3,200	135,136
Phelps Dodge Corp.	4,900	428,946
		1,263,244
TOTAL MATERIALS		1,749,014
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
Nextel Partners, Inc. Class A (a)	18,500	311,540
Western Wireless Corp. Class A (a)	16,800	489,552
		801,092
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	34,500	376,050
TOTAL COMMON STOCKS (Cost $56,332,995)		61,850,203
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 1.79% (b) (Cost $1,490,447)	1,490,447	1,490,447
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $57,823,442)		63,340,650
NET OTHER ASSETS - (1.2)%		(779,868)
NET ASSETS - 100%		$62,560,782
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $58,068,384. Net unrealized appreciation aggregated $5,272,266, of which $6,993,566 related to appreciated investment securities and $1,721,300 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Tax-Free Bond Fund

October 31, 2004

SFB-QTLY-1204

1.809079.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Alabama - 0.0%
Jefferson County Swr. Rev. Series D, 5.65% 2/1/17 (Pre-Refunded to 2/1/07 @ 101) (d)	$105,000	$114,371
Arizona - 1.2%
Arizona State Univ. Revs. 5.75% 7/1/27 (FGIC Insured)	2,500,000	2,809,300
Arkansas - 0.4%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	1,415,000	1,067,618
California - 8.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.125% 5/1/18 (FGIC Insured)	1,000,000	1,096,120
Series A:
5.5% 5/1/15 (AMBAC Insured)	600,000	679,836
5.875% 5/1/16	1,000,000	1,148,280
6% 5/1/14 (MBIA Insured)	1,500,000	1,764,795
California Econ. Recovery Series 2004 A, 5% 7/1/16	500,000	539,560
California Gen. Oblig.:
5% 2/1/11	1,000,000	1,099,260
5% 12/1/11 (MBIA Insured)	2,000,000	2,241,340
5.25% 2/1/14	1,000,000	1,116,760
5.25% 2/1/15	500,000	558,380
5.25% 2/1/16	500,000	555,215
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	568,745
5.5% 4/1/30	200,000	214,630
6.6% 2/1/09	150,000	172,077
6.6% 2/1/10	2,190,000	2,554,350
6.75% 6/1/06	1,020,000	1,093,205
6.75% 8/1/10	500,000	592,965
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,135,000	2,353,453
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	1,000,000	997,590
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	202,734
5% 1/15/16 (MBIA Insured)	200,000	214,768
5.75% 1/15/40	300,000	303,222
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Series 2003 B, 5.75% 6/1/23	$1,000,000	$1,039,840
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	512,240
		21,619,365
Colorado - 3.2%
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,986,268
Douglas and Elbert Counties School District #RE1 Series 2002 B, 5.75% 12/15/19 (Pre-Refunded to 12/15/12 @ 100) (d)	1,000,000	1,181,760
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,000,000	1,121,430
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	996,599
El Paso County School District #49, Falcon 5.5% 12/1/21 (FGIC Insured)	1,500,000	1,678,725
Larimer County School District #R1, Poudre:
5.75% 12/15/17 (Pre-Refunded to 12/15/13 @ 100) (d)	275,000	325,520
6% 12/15/17 (Pre-Refunded to 12/15/10 @ 100) (d)	500,000	585,065
		7,875,367
Connecticut - 0.7%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	235,000	264,878
Series D, 5.375% 11/15/18	1,000,000	1,117,170
Connecticut Health & Edl. Facilities Auth. Rev. (Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	205,000	220,006
		1,602,054
District Of Columbia - 0.8%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,769,749
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	226,204
		1,995,953
Municipal Bonds - continued
	Principal Amount	Value
Florida - 1.5%
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	$200,000	$232,342
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (b)	3,000,000	3,072,000
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured) (a)	200,000	217,634
		3,521,976
Illinois - 15.9%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (FGIC Insured)	3,000,000	3,164,640
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,000,000	262,350
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,100,000	1,240,470
Series A, 5% 1/1/41 (MBIA Insured)	1,000,000	1,015,530
Chicago Motor Fuel Tax Rev. 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,137,730
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	600,000	609,588
Coles & Cumberland Counties Cmnty. Unit School District #2 5.35% 2/1/19 (FGIC Insured)	1,495,000	1,635,560
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,602,038
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,148,310
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.) 5.65% 10/1/13 (AMBAC Insured)	100,000	110,560
Illinois Gen. Oblig.:
5.5% 4/1/17 (MBIA Insured)	400,000	441,728
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,079,130
5.6% 4/1/21 (MBIA Insured)	400,000	441,400
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,989,629
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	1,200,000	1,348,164
6% 6/15/20	300,000	343,812
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	586,542
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	1,000,000	1,123,070
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/21 (FGIC Insured)	$1,445,000	$1,635,726
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/14 (MBIA Insured)	5,500,000	6,236,328
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,124,760
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	750,000	826,658
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	1,000,000	228,500
5.75% 6/15/41 (MBIA Insured)	1,400,000	1,562,162
Series A:
0% 6/15/15 (FGIC Insured)	5,000,000	3,209,800
0% 6/15/16 (FGIC Insured)	1,000,000	610,180
0% 6/15/37 (MBIA Insured)	2,100,000	377,433
0% 6/15/38 (MBIA Insured)	1,150,000	194,776
0% 6/15/39 (MBIA Insured)	1,000,000	160,630
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series A, 6% 4/1/15 (Pre-Refunded to 4/1/10 @ 101) (d)	155,000	181,414
		38,628,618
Indiana - 4.5%
Anderson Ind. School Bldg. Corp. 5.5% 1/15/28 (FSA Insured)	500,000	544,035
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	1,875,000	2,172,300
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (AMBAC Insured)	685,000	771,098
Indiana Health Facilities Fing. Auth. Hosp. Rev. 5.5% 2/15/30 (MBIA Insured)	1,000,000	1,067,560
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5% 1/1/09 (MBIA Insured)	2,000,000	2,183,100
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,126,750
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	1,000,000	1,044,240
		10,909,083
Iowa - 1.0%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	2,800,000	2,367,540
Municipal Bonds - continued
	Principal Amount	Value
Kansas - 1.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	$1,000,000	$1,046,990
Series C, 2.38%, tender 9/1/05 (b)	1,000,000	997,540
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	246,724
Series 2000 2, 5.75% 4/1/16 (Pre-Refunded to 10/1/10 @ 100) (d)	600,000	694,380
		2,985,634
Kentucky - 0.6%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	840,533
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	533,455
		1,373,988
Maine - 2.7%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (FGIC Insured)	5,025,000	5,583,780
5.25% 7/1/30 (FSA Insured)	1,000,000	1,061,760
		6,645,540
Massachusetts - 2.2%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	1,000,000	1,173,670
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	1,000,000	1,135,780
Massachusetts Gen. Oblig. Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	1,500,000	1,612,065
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (Escrowed to Maturity) (d)	200,000	215,552
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	1,000,000	1,131,000
		5,268,067
Michigan - 1.4%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (FGIC Insured)	20,000	22,558
Detroit City School District 5.375% 5/1/15 (FGIC Insured)	375,000	411,176
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Gen. Oblig. Series A, 5% 4/1/09 (FSA Insured) (a)	$1,000,000	$1,090,250
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (d)	135,000	156,267
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	50,000	52,160
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,235,960
Michigan Hosp. Fin. Auth. Hosp. Rev. (Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	100,000	116,994
Oakland Univ. Rev. 5.75% 5/15/26 (Pre-Refunded to 5/15/05 @ 102) (d)	50,000	52,028
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (FGIC Insured)	160,000	178,083
		3,315,476
Missouri - 1.0%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,083,620
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	500,000	567,485
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	850,382
		2,501,487
Montana - 0.6%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	400,000	424,504
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,028,970
		1,453,474
Nebraska - 0.2%
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	438,976
Nevada - 1.2%
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	534,130
Clark County School District Series 2000 A:
5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	200,000	230,012
5.75% 6/15/20 (Pre-Refunded to 6/15/10 @ 100) (d)	400,000	460,024
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	$500,000	$554,520
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	1,000,000	1,107,790
		2,886,476
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,079,060
New Jersey - 1.3%
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	80,000	88,817
New Jersey Trans. Trust Fund Auth. Series C:
5.5% 6/15/19	400,000	451,876
5.5% 6/15/21	1,300,000	1,452,321
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	200,000	199,076
6.125% 6/1/24	400,000	390,344
6.125% 6/1/42	700,000	623,203
		3,205,637
New York - 3.9%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	600,000	697,230
5.75% 5/1/21 (FSA Insured)	500,000	570,495
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (Escrowed to Maturity) (d)	5,000	5,790
Series 1997 E, 5% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (d)	10,000	11,344
Metropolitan Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	1,700,000	1,865,002
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (d)	35,000	38,455
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	200,000	218,306
New York City Gen. Oblig. Series C, 5.75% 3/15/27 (FSA Insured)	500,000	559,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series A, 6% 6/15/28	1,000,000	1,144,440
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	$500,000	$562,065
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	340,539
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	200,000	226,248
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured) (a)	1,000,000	1,075,810
Tobacco Settlement Fing. Corp. Series A1, 5.5% 6/1/16	1,800,000	1,967,220
Triborough Bridge & Tunnel Auth. Revs. Series Y, 6% 1/1/12 (Escrowed to Maturity) (d)	100,000	115,595
		9,397,639
North Carolina - 3.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,999,494
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,211,609
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	670,000	687,762
5.125% 7/1/42	1,000,000	1,029,850
5.25% 7/1/42	500,000	520,705
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	658,230
Series B:
6% 1/1/05	2,000,000	2,011,560
6.125% 1/1/09	100,000	110,770
Series D, 5.375% 1/1/10	500,000	542,530
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series B, 6.25% 1/1/07	750,000	807,300
		9,579,810
Ohio - 1.0%
Hilliard School District 5.75% 12/1/28 (FGIC Insured)	25,000	27,762
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	1,000,000	1,009,430
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	1,295,000	1,464,425
		2,501,617
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 1.0%
Jackson County School District #9, Eagle Point 5.625% 6/15/16	$350,000	$398,234
Morrow County School District #1 5.625% 6/15/14 (FSA Insured)	1,500,000	1,726,950
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	250,000	284,713
		2,409,897
Pennsylvania - 3.2%
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,113,990
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,119,230
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,077,620
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,088,830
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	450,000	492,408
Tredyffrin-Easttown School District 5.5% 2/15/17	1,520,000	1,695,317
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,225,875
		7,813,270
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	500,000	554,355
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	400,000	439,056
		993,411
Rhode Island - 0.1%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	300,000	330,741
South Carolina - 1.5%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	2,026,191
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,240,159
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	432,387
		3,698,737
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - 2.8%
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	$2,125,000	$2,493,688
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,695,176
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (d)	200,000	230,626
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (d)	200,000	231,792
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Escrowed to Maturity) (d)	370,000	442,424
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	630,000	770,963
		6,864,669
Texas - 16.5%
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,224,270
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/19 (FSA Insured)	1,640,000	1,810,658
Comal Independent School District 0% 2/1/16	2,235,000	1,379,375
East Central Independent School District 5.625% 8/15/17 (e)	1,035,000	1,178,586
Garland Independent School District 5.5% 2/15/19	515,000	567,535
Harris County Gen. Oblig. 0% 10/1/13 (MBIA Insured)	2,000,000	1,403,980
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,375,000	1,525,700
5.75% 2/15/20	1,235,000	1,332,108
Houston Arpt. Sys. Rev. Series B:
5.5% 7/1/19 (FSA Insured)	1,500,000	1,650,900
5.5% 7/1/30 (FSA Insured)	600,000	637,218
La Joya Independent School District:
5.75% 2/15/17	2,000,000	2,254,900
5.75% 2/15/19	600,000	674,910
Mansfield Independent School District 5.5% 2/15/17	1,650,000	1,847,126
Mercedes Independent School District Series 2000, 5.625% 8/15/15	275,000	310,681
New Braunfels Independent School District 6% 2/1/09	725,000	821,577
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	853,905
Pearland Independent School District 6% 2/15/14	1,350,000	1,524,393
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	$200,000	$223,272
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (b)	3,000,000	3,260,880
San Antonio Elec. & Gas Systems Rev. 5.375% 2/1/20	3,000,000	3,312,840
San Antonio Independent School District 5.5% 8/15/24	1,000,000	1,079,220
San Benito Consolidated Independent School District 6% 2/15/25	300,000	341,400
Socorro Independent School District 5.375% 8/15/18	1,000,000	1,102,150
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	500,000	517,830
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (FSA Insured)	150,000	166,340
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	2,017,463
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,366,426
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	1,000,000	1,037,270
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,089,120
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,040,360
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	112,213
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (d)	175,000	205,291
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (d)	1,500,000	536,955
White Settlement Independent School District 5.75% 8/15/34	1,000,000	1,114,030
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	400,000	446,640
		39,967,522
Utah - 1.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,518,996
Vermont - 0.8%
Univ. of Vermont and State Agricultural College 5.5% 10/1/19 (AMBAC Insured)	1,200,000	1,355,088
Municipal Bonds - continued
	Principal Amount	Value
Vermont - continued
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$300,000	$341,289
Series A, 5.75% 12/1/18 (AMBAC Insured)	200,000	228,050
		1,924,427
Washington - 6.6%
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (FSA Insured)	1,570,000	1,760,551
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,329,380
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (d)	1,000,000	1,130,660
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	1,000,000	1,132,880
Series A, 5.625% 1/1/21 (FSA Insured)	500,000	559,450
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,099,010
Series C, 5.25% 1/1/26 (FSA Insured)	500,000	528,140
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,973,563
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,288,840
5.4% 7/1/12 (FSA Insured)	1,000,000	1,140,570
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,111,260
		16,054,304
Wisconsin - 2.0%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,870,000	2,089,819
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	1,044,180
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30	1,000,000	1,053,180
6.25% 8/15/22	500,000	548,930
		4,736,109
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 1.0%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (d)	$1,890,000	$2,306,178
TOTAL MUNICIPAL BONDS - 97.0% (Cost $224,880,320)	235,762,387
Other - 2.3%
Shares
Fidelity Tax-Free Cash Central Fund, 1.74% (c) (Cost $5,535,500)	5,535,500	5,535,500
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $230,415,820)	241,297,887
NET OTHER ASSETS - 0.7%	1,648,761
NET ASSETS - 100%	$242,946,648
Legend
(a)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d)Security collateralized by an amount sufficient to pay interest and principal.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,178,586 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$1,140,280
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $230,385,213. Net unrealized appreciation aggregated $10,912,674, of which $11,504,732 related to appreciated investment securities and $592,058 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Structured Mid Cap Value Fund

October 31, 2004

MCV-QTLY-1204

1.809074.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.	14,480	$415,576
Johnson Controls, Inc.	6,900	395,715
Lear Corp.	4,300	231,856
		1,043,147
Automobiles - 0.4%
Harley-Davidson, Inc.	7,300	420,261
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc. (a)	16,500	532,950
Outback Steakhouse, Inc.	13,800	546,342
Wendy's International, Inc.	20,970	699,769
		1,779,061
Household Durables - 4.3%
D.R. Horton, Inc.	22,000	660,000
Fortune Brands, Inc.	5,100	371,382
KB Home	9,300	764,925
Lennar Corp. Class A	11,380	511,872
Mohawk Industries, Inc. (a)	3,300	280,764
Pulte Homes, Inc.	6,080	333,670
Ryland Group, Inc.	8,000	763,120
Yankee Candle Co., Inc. (a)	15,400	426,580
		4,112,313
Internet & Catalog Retail - 0.7%
IAC/InterActiveCorp (a)	31,300	676,706
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A	13,000	509,340
Borders Group, Inc.	19,600	446,684
Limited Brands, Inc.	41,090	1,018,210
Office Depot, Inc. (a)	37,090	600,487
Pier 1 Imports, Inc.	21,000	376,950
TJX Companies, Inc.	30,600	733,788
		3,685,459
Textiles Apparel & Luxury Goods - 2.2%
Columbia Sportswear Co. (a)	6,700	404,412
Jones Apparel Group, Inc.	12,500	441,250
Liz Claiborne, Inc.	13,600	555,968
Timberland Co. Class A (a)	11,600	712,240
		2,113,870
TOTAL CONSUMER DISCRETIONARY		13,830,817
CONSUMER STAPLES - 5.4%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	17,100	670,833
Food & Staples Retailing - 1.7%
BJ's Wholesale Club, Inc. (a)	24,300	705,429

	Shares	Value
CVS Corp.	8,750	$380,275
Safeway, Inc. (a)	28,100	512,544
		1,598,248
Food Products - 2.0%
Dean Foods Co. (a)	11,145	332,678
Del Monte Foods Co. (a)	50,500	539,340
Smithfield Foods, Inc. (a)	20,000	484,600
The J.M. Smucker Co.	13,700	609,650
		1,966,268
Household Products - 0.6%
Colgate-Palmolive Co.	12,400	553,288
Tobacco - 0.4%
UST, Inc.	9,400	386,904
TOTAL CONSUMER STAPLES		5,175,541
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
Varco International, Inc. (a)	16,100	445,648
Oil & Gas - 5.8%
Apache Corp.	11,420	578,994
Encore Acquisition Co. (a)	12,800	417,920
Frontier Oil Corp.	11,600	285,128
Houston Exploration Co. (a)	6,900	404,340
Newfield Exploration Co. (a)	10,700	622,740
Occidental Petroleum Corp.	14,000	781,620
Pogo Producing Co.	10,000	458,500
St. Mary Land & Exploration Co.	10,200	402,186
Stone Energy Corp. (a)	13,300	547,561
Teekay Shipping Corp.	3,800	175,560
Valero Energy Corp.	20,700	889,479
		5,564,028
TOTAL ENERGY		6,009,676
FINANCIALS - 29.1%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.	8,500	805,375
Janus Capital Group, Inc.	20,200	308,050
State Street Corp.	13,500	608,175
Waddell & Reed Financial, Inc. Class A	19,780	415,578
		2,137,178
Commercial Banks - 1.1%
Comerica, Inc.	7,600	467,476
North Fork Bancorp, Inc., New York	12,600	555,660
		1,023,136
Consumer Finance - 1.9%
Capital One Financial Corp.	7,500	553,200
MBNA Corp.	26,900	689,447
Student Loan Corp.	3,800	556,700
		1,799,347
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 11.1%
ACE Ltd.	9,400	$357,764
AMBAC Financial Group, Inc.	12,370	965,602
Arthur J. Gallagher & Co.	11,700	328,770
Cincinnati Financial Corp.	7,900	329,825
Everest Re Group Ltd.	8,200	650,834
Fidelity National Financial, Inc.	22,777	859,604
First American Corp., California	17,000	530,230
Hilb Rogal & Hobbs Co.	8,100	256,770
Markel Corp. (a)	700	222,600
MBIA, Inc.	17,660	1,021,808
Old Republic International Corp.	24,000	560,400
PartnerRe Ltd.	11,000	639,650
Protective Life Corp.	16,900	664,170
Reinsurance Group of America, Inc.	12,800	551,424
St. Paul Travelers Companies, Inc.	16,900	573,924
StanCorp Financial Group, Inc.	9,200	693,496
Torchmark Corp.	14,400	777,888
W.R. Berkley Corp.	15,800	675,292
		10,660,051
Real Estate - 7.3%
Apartment Investment & Management Co. Class A	17,100	627,399
Boston Properties, Inc.	10,000	597,200
CarrAmerica Realty Corp.	11,800	380,314
CenterPoint Properties Trust (SBI)	11,400	527,820
Duke Realty Corp.	12,360	421,476
Equity Residential (SBI)	26,340	878,439
Health Care REIT, Inc.	14,000	504,000
Kimco Realty Corp.	12,300	670,965
Manufactured Home Communities, Inc.	10,700	369,043
Reckson Associates Realty Corp.	13,700	415,795
Trizec Properties, Inc.	32,900	524,755
Ventas, Inc.	14,600	392,740
Vornado Realty Trust	10,300	692,160
		7,002,106
Thrifts & Mortgage Finance - 5.5%
Countrywide Financial Corp.	24,700	788,671
Doral Financial Corp.	11,650	489,067
Flagstar Bancorp, Inc.	12,100	252,769
Independence Community Bank Corp.	13,400	504,242
MGIC Investment Corp.	12,100	778,151
New York Community Bancorp, Inc.	33,300	611,388
Radian Group, Inc.	13,600	651,848
Sovereign Bancorp, Inc.	35,430	767,060
The PMI Group, Inc.	11,500	446,430
		5,289,626
TOTAL FINANCIALS		27,911,444

	Shares	Value
HEALTH CARE - 4.9%
Health Care Providers & Services - 3.7%
AMERIGROUP Corp. (a)	10,000	$600,000
Laboratory Corp. of America Holdings (a)	13,300	609,140
Lincare Holdings, Inc. (a)	13,500	496,260
Renal Care Group, Inc. (a)	9,300	293,508
UnitedHealth Group, Inc.	7,313	529,461
Universal Health Services, Inc. Class B	10,100	419,756
WellPoint Health Networks, Inc. (a)	6,100	595,726
		3,543,851
Pharmaceuticals - 1.2%
King Pharmaceuticals, Inc. (a)	33,100	361,121
Par Pharmaceutical Companies, Inc. (a)	7,200	284,040
Watson Pharmaceuticals, Inc. (a)	19,700	552,191
		1,197,352
TOTAL HEALTH CARE		4,741,203
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. (a)	6,700	385,183
United Defense Industries, Inc. (a)	11,100	445,554
		830,737
Airlines - 0.2%
ExpressJet Holdings, Inc. Class A (a)	14,000	155,680
Building Products - 1.9%
American Standard Companies, Inc. (a)	13,050	477,239
Masco Corp.	19,570	670,468
Universal Forest Products, Inc.	8,200	300,735
USG Corp. (a)	17,500	391,825
		1,840,267
Commercial Services & Supplies - 2.3%
Career Education Corp. (a)	19,300	605,441
Equifax, Inc.	19,600	512,540
H&R Block, Inc.	15,100	718,005
West Corp. (a)	13,700	385,244
		2,221,230
Construction & Engineering - 1.6%
Dycom Industries, Inc. (a)	10,200	333,030
Granite Construction, Inc.	24,700	599,716
Jacobs Engineering Group, Inc. (a)	14,300	582,439
		1,515,185
Machinery - 1.6%
AGCO Corp. (a)	18,000	349,560
PACCAR, Inc.	8,200	568,342
SPX Corp.	17,200	659,620
		1,577,522
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
Swift Transportation Co., Inc. (a)	21,800	$412,020
TOTAL INDUSTRIALS		8,552,641
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.7%
Black Box Corp.	7,000	274,960
Scientific-Atlanta, Inc.	14,100	386,199
		661,159
Computers & Peripherals - 1.4%
Diebold, Inc.	15,000	717,750
QLogic Corp. (a)	7,900	256,750
Storage Technology Corp. (a)	13,700	370,174
		1,344,674
Electronic Equipment & Instruments - 1.3%
AVX Corp.	24,300	291,600
Mettler-Toledo International, Inc. (a)	10,600	507,740
Tech Data Corp. (a)	10,920	441,059
		1,240,399
IT Services - 2.5%
Affiliated Computer Services, Inc. Class A (a)	11,600	632,780
Computer Sciences Corp. (a)	20,800	1,033,136
SunGard Data Systems, Inc. (a)	19,700	521,853
Syntel, Inc.	12,100	223,850
		2,411,619
Office Electronics - 0.6%
Xerox Corp. (a)	39,500	583,415
Software - 0.4%
Siebel Systems, Inc. (a)	21,700	206,150
Take-Two Interactive Software, Inc. (a)	6,700	220,832
		426,982
TOTAL INFORMATION TECHNOLOGY		6,668,248
MATERIALS - 7.0%
Chemicals - 3.1%
Cytec Industries, Inc.	5,500	255,805
Headwaters, Inc. (a)	16,750	527,625
International Flavors & Fragrances, Inc.	13,800	538,890
PPG Industries, Inc.	5,440	346,800
Praxair, Inc.	15,380	649,036
Valspar Corp.	14,000	653,240
		2,971,396
Construction Materials - 1.5%
Cemex SA de CV sponsored ADR	16,600	481,068

	Shares	Value
Lafarge North America, Inc.	10,150	$497,350
Vulcan Materials Co.	8,150	405,707
		1,384,125
Containers & Packaging - 1.7%
Bemis Co., Inc.	14,800	391,756
Owens-Illinois, Inc. (a)	15,100	279,803
Pactiv Corp. (a)	16,470	390,174
Sealed Air Corp. (a)	12,100	599,434
		1,661,167
Metals & Mining - 0.3%
Phelps Dodge Corp.	3,610	316,019
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	11,800	408,162
TOTAL MATERIALS		6,740,869
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	7,500	240,675
Qwest Communications International, Inc. (a)	138,600	474,012
		714,687
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	7,500	198,675
NII Holdings, Inc. (a)	6,500	287,755
		486,430
TOTAL TELECOMMUNICATION SERVICES		1,201,117
UTILITIES - 12.6%
Electric Utilities - 6.4%
Black Hills Corp.	9,800	288,708
Entergy Corp.	7,040	460,134
FirstEnergy Corp.	13,830	571,594
Korea Electric Power Corp. sponsored ADR	58,600	672,728
PG&E Corp. (a)	36,900	1,182,276
PPL Corp.	15,800	821,600
TXU Corp.	19,600	1,199,912
Westar Energy, Inc.	23,400	490,230
Wisconsin Energy Corp.	14,800	483,072
		6,170,254
Gas Utilities - 1.6%
KeySpan Corp.	20,310	811,385
UGI Corp.	18,600	718,518
		1,529,903
Multi-Utilities & Unregulated Power - 4.6%
AES Corp. (a)	53,900	587,510
Constellation Energy Group, Inc.	19,100	775,842
Equitable Resources, Inc.	5,110	282,583
MDU Resources Group, Inc.	24,000	615,600
National Fuel Gas Co.	25,400	711,708
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Public Service Enterprise Group, Inc.	18,800	$800,692
Sierra Pacific Resources (a)	64,900	623,040
		4,396,975
TOTAL UTILITIES		12,097,132
TOTAL COMMON STOCKS (Cost $84,157,750)		92,928,688
Investment Companies - 2.5%

iShares Russell Midcap Value Index Fund (Cost $2,317,297)	23,348	2,388,034
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 1.79% (b)	1,745,084	1,745,084
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	1,102,075	1,102,075
TOTAL MONEY MARKET FUNDS (Cost $2,847,159)		2,847,159
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $89,322,206)		98,163,881
NET OTHER ASSETS - (2.2)%		(2,138,679)
NET ASSETS - 100%		$96,025,202
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c)Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $89,494,066. Net unrealized appreciation aggregated $8,669,815, of which $10,280,212 related to appreciated investment securities and $1,610,397 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Structured Large Cap Value Fund

October 31, 2004

LCV-QTLY-1204

1.809080.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.7%
Harley-Davidson, Inc.	10,290	$592,395
Hotels, Restaurants & Leisure - 1.5%
Outback Steakhouse, Inc.	15,300	605,727
Wendy's International, Inc.	20,410	681,082
		1,286,809
Household Durables - 2.3%
D.R. Horton, Inc.	19,900	597,000
KB Home	11,400	937,650
Yankee Candle Co., Inc. (a)	13,720	380,044
		1,914,694
Internet & Catalog Retail - 0.7%
IAC/InterActiveCorp (a)	28,700	620,494
Media - 1.1%
Omnicom Group, Inc.	11,950	942,855
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A	7,990	313,048
Home Depot, Inc.	24,100	990,028
TJX Companies, Inc.	34,600	829,708
		2,132,784
Textiles Apparel & Luxury Goods - 1.9%
NIKE, Inc. Class B	4,600	374,026
Polo Ralph Lauren Corp. Class A	13,100	483,783
Timberland Co. Class A (a)	12,900	792,060
		1,649,869
TOTAL CONSUMER DISCRETIONARY		9,139,900
CONSUMER STAPLES - 5.5%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,050	590,412
Food & Staples Retailing - 2.5%
BJ's Wholesale Club, Inc. (a)	17,700	513,831
CVS Corp.	10,400	451,984
Safeway, Inc. (a)	27,189	495,927
Wal-Mart Stores, Inc.	12,800	690,176
		2,151,918
Food Products - 0.2%
Del Monte Foods Co. (a)	19,280	205,910
Household Products - 1.1%
Colgate-Palmolive Co.	20,000	892,400
Tobacco - 1.0%
Altria Group, Inc.	16,680	808,313
TOTAL CONSUMER STAPLES		4,648,953
ENERGY - 11.4%
Oil & Gas - 11.4%
Anadarko Pete Corp.	10,830	730,484

	Shares	Value
Apache Corp.	14,840	$752,388
ChevronTexaco Corp.	17,800	944,468
Exxon Mobil Corp.	84,530	4,160,564
Newfield Exploration Co. (a)	8,570	498,774
Occidental Petroleum Corp.	19,640	1,096,501
Pogo Producing Co.	12,820	587,797
Stone Energy Corp. (a)	11,040	454,517
Valero Energy Corp.	10,560	453,763
		9,679,256
FINANCIALS - 32.4%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.	8,600	814,850
Goldman Sachs Group, Inc.	4,400	432,872
Morgan Stanley	5,610	286,615
State Street Corp.	17,210	775,311
		2,309,648
Commercial Banks - 4.3%
Bank of America Corp.	45,660	2,045,111
Wells Fargo & Co.	26,610	1,589,149
		3,634,260
Consumer Finance - 2.5%
Capital One Financial Corp.	11,300	833,488
MBNA Corp.	50,200	1,286,626
		2,120,114
Diversified Financial Services - 4.9%
Citigroup, Inc.	79,960	3,547,825
J.P. Morgan Chase & Co.	16,100	621,460
		4,169,285
Insurance - 10.9%
ACE Ltd.	14,900	567,094
AMBAC Financial Group, Inc.	13,300	1,038,198
American International Group, Inc.	4,100	248,911
Berkshire Hathaway, Inc. Class B (a)	110	308,440
Everest Re Group Ltd.	9,400	746,078
Fidelity National Financial, Inc.	30,340	1,145,032
HCC Insurance Holdings, Inc.	18,080	536,976
Hilb Rogal & Hobbs Co.	7,500	237,750
MBIA, Inc.	18,240	1,055,366
Nationwide Financial Services, Inc. Class A (sub. vtg.)	13,160	455,336
Old Republic International Corp.	31,300	730,855
St. Paul Travelers Companies, Inc.	23,000	781,080
StanCorp Financial Group, Inc.	7,820	589,472
Torchmark Corp.	15,600	842,712
		9,283,300
Real Estate - 0.7%
Apartment Investment & Management Co. Class A	16,200	594,378
Thrifts & Mortgage Finance - 6.4%
Countrywide Financial Corp.	34,698	1,107,907
Doral Financial Corp.	13,140	551,617
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae	7,800	$547,170
Freddie Mac	10,400	692,640
Golden West Financial Corp., Delaware	5,900	689,828
New York Community Bancorp, Inc.	29,450	540,702
Radian Group, Inc.	19,600	939,428
The PMI Group, Inc.	9,500	368,790
		5,438,082
TOTAL FINANCIALS		27,549,067
HEALTH CARE - 4.1%
Health Care Providers & Services - 3.2%
Coventry Health Care, Inc. (a)	8,100	331,290
Laboratory Corp. of America Holdings (a)	12,100	554,180
Lincare Holdings, Inc. (a)	18,100	665,356
Universal Health Services, Inc. Class B	11,100	461,316
WellPoint Health Networks, Inc. (a)	6,730	657,252
		2,669,394
Pharmaceuticals - 0.9%
Merck & Co., Inc.	25,250	790,578
TOTAL HEALTH CARE		3,459,972
INDUSTRIALS - 11.2%
Aerospace & Defense - 0.6%
United Defense Industries, Inc. (a)	13,500	541,890
Airlines - 0.5%
ExpressJet Holdings, Inc. Class A (a)	34,000	378,080
Building Products - 1.1%
Masco Corp.	26,600	911,316
Commercial Services & Supplies - 2.7%
Cendant Corp.	33,450	688,736
Equifax, Inc.	20,000	523,000
H&R Block, Inc.	22,760	1,082,238
		2,293,974
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	17,200	700,556
Industrial Conglomerates - 5.5%
General Electric Co.	115,550	3,942,566
Tyco International Ltd.	24,600	766,290
		4,708,856
TOTAL INDUSTRIALS		9,534,672

	Shares	Value
INFORMATION TECHNOLOGY - 6.0%
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	41,100	$766,926
IT Services - 3.7%
Affiliated Computer Services, Inc. Class A (a)	14,970	816,614
Computer Sciences Corp. (a)	16,700	829,489
First Data Corp.	16,800	693,504
SunGard Data Systems, Inc. (a)	30,900	818,541
		3,158,148
Software - 1.4%
Microsoft Corp.	41,660	1,166,063
TOTAL INFORMATION TECHNOLOGY		5,091,137
MATERIALS - 4.4%
Chemicals - 2.9%
Cytec Industries, Inc.	6,700	311,617
Dow Chemical Co.	22,750	1,022,385
International Flavors & Fragrances, Inc.	15,600	609,180
Valspar Corp.	12,280	572,985
		2,516,167
Containers & Packaging - 1.5%
Bemis Co., Inc.	21,300	563,811
Sealed Air Corp. (a)	14,180	702,477
		1,266,288
TOTAL MATERIALS		3,782,455
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.3%
ALLTEL Corp.	18,700	1,027,191
BellSouth Corp.	18,600	496,062
CenturyTel, Inc.	15,000	481,350
SBC Communications, Inc.	65,530	1,655,288
		3,659,891
Wireless Telecommunication Services - 1.5%
Nextel Communications, Inc. Class A (a)	37,400	990,726
NII Holdings, Inc. (a)	7,050	312,104
		1,302,830
TOTAL TELECOMMUNICATION SERVICES		4,962,721
UTILITIES - 5.8%
Electric Utilities - 3.2%
Exelon Corp.	18,700	740,894
FirstEnergy Corp.	20,050	828,667
PG&E Corp. (a)	16,330	523,213
PPL Corp.	10,940	568,880
		2,661,654
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.2%
KeySpan Corp.	16,500	$659,175
UGI Corp.	9,600	370,848
		1,030,023
Multi-Utilities & Unregulated Power - 1.4%
National Fuel Gas Co.	22,570	632,411
Public Service Enterprise Group, Inc.	13,500	574,965
		1,207,376
TOTAL UTILITIES		4,899,053
TOTAL COMMON STOCKS (Cost $79,689,826)		82,747,186
Investment Companies - 2.0%

iShares Russell 1000 Value Index Fund (Cost $1,676,403)	28,101	1,729,617
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 1.79% (b) (Cost $761,564)	761,564	761,564
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.8%, dated 10/29/04 due 11/1/04) (Cost $33,000)	$33,005	33,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $82,160,793)		85,271,367
NET OTHER ASSETS - (0.2)%		(204,394)
NET ASSETS - 100%		$85,066,973
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $82,276,517. Net unrealized appreciation aggregated $2,994,850, of which $4,947,370 related to appreciated investment securities and $1,952,520 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities Fund

October 31, 2004

UIF-QTLY-1204

1.809082.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Media - 9.3%
Cablevision Systems Corp. - NY Group Class A (a)	519,800	$10,697
Comcast Corp.:
Class A (a)	552,003	16,284
Class A (special) (a)	236,200	6,859
EchoStar Communications Corp. Class A (a)	1,167,300	36,910
News Corp. Ltd. sponsored ADR	20,965	659
The DIRECTV Group, Inc. (a)	698,746	11,718
		83,127
ENERGY - 0.8%
Energy Equipment & Services - 0.5%
Pride International, Inc. (a)	247,000	4,565
Oil & Gas - 0.3%
Frontline Ltd. (NY Shares)	47,600	2,384
TOTAL ENERGY		6,949
INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.4%
CSG Systems International, Inc. (a)	200,000	3,362
Semiconductors & Semiconductor Equipment - 0.3%
Agere Systems, Inc. Class A (a)	2,568,500	3,108
TOTAL INFORMATION TECHNOLOGY		6,470
MATERIALS - 0.3%
Metals & Mining - 0.3%
Peabody Energy Corp.	32,300	2,060
TELECOMMUNICATION SERVICES - 50.3%
Diversified Telecommunication Services - 38.7%
ALLTEL Corp.	207,200	11,381
BellSouth Corp.	2,602,700	69,414
CenturyTel, Inc.	50,000	1,605
Cincinnati Bell, Inc. (a)	594,400	2,027
Citizens Communications Co.	3,501,931	46,926
Covad Communications Group, Inc. (a)	1,973	3
MCI, Inc.	447,500	7,719
Qwest Communications International, Inc. (a)	7,517,727	25,711
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	3,576,034	$90,333
Verizon Communications, Inc.	2,296,700	89,801
		344,920
Wireless Telecommunication Services - 11.6%
American Tower Corp. Class A (a)	1,804,000	31,011
Nextel Communications, Inc. Class A (a)	1,812,700	48,018
Nextel Partners, Inc. Class A (a)	413,900	6,970
SBA Communications Corp. Class A (a)	347,400	2,908
SpectraSite, Inc. (a)	204,600	10,496
Western Wireless Corp. Class A (a)	131,400	3,829
		103,232
TOTAL TELECOMMUNICATION SERVICES		448,152
UTILITIES - 32.0%
Electric Utilities - 20.8%
Entergy Corp.	571,800	37,373
FirstEnergy Corp.	776,300	32,084
PG&E Corp. (a)	1,034,100	33,133
TXU Corp.	1,126,500	68,964
Westar Energy, Inc.	395,900	8,294
Wisconsin Energy Corp.	178,300	5,820
		185,668
Multi-Utilities & Unregulated Power - 10.9%
AES Corp. (a)	2,004,500	21,849
Calpine Corp. (a)	4,572,800	11,386
CMS Energy Corp. (a)	836,100	7,826
Constellation Energy Group, Inc.	149,100	6,056
Dominion Resources, Inc.	440,300	28,320
NRG Energy, Inc. (a)	278,599	7,728
ONEOK, Inc.	247,400	6,635
Sempra Energy	120,700	4,048
Sierra Pacific Resources (a)	351,300	3,372
		97,220
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.3%
Aqua America, Inc.	100,945	$2,207
TOTAL UTILITIES		285,095
TOTAL COMMON STOCKS (Cost $879,150)		831,853
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 1.79% (b)	46,630,929	46,631
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	6,029,175	6,029
TOTAL MONEY MARKET FUNDS (Cost $52,660)		52,660
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $931,810)		884,513
NET OTHER ASSETS - 0.7%		6,375
NET ASSETS - 100%		$890,888
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c)Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $952,465,000. Net unrealized depreciation aggregated $67,952,000, of which $120,530,000 related to appreciated investment securities and $188,482,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004